PROFIT APPROPRIATION AND RESTRICTED NET ASSETS (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2023 CNY (¥)
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
Restricted net assets	¥ 943.8
Percentage of total restricted net assets to total consolidated net assets	7.00%
Foreign invested enterprise | General reserve fund | CHINA
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
Appropriation of after tax profit to general reserve fund required percentage minimum	10.00%
Required general reserve registered capital ratio to deforce compulsory net profit allocation to general reserve	50.00%
Domestic enterprise | Statutory surplus reserve | CHINA
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
Appropriation of after tax profit to statutory surplus fund required percentage minimum	10.00%
Required statutory surplus registered capital ratio to deforce compulsory net profit allocation to statutory surplus	50.00%